SEWARD & KISSEL LLP
                               901 K Street, N.W.
                                   Suite 800
                              Washington, DC 20001

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184


                                                           May 13, 2019

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

            Re:      AB Bond Fund, Inc.
                     - AB Intermediate Bond Portfolio (the "Portfolio") File Nos. 2-48227 and 811-02383
                     --------------------------------------------------

Dear Sir or Madam:

            Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 191 under the Securities Act of 1933 and Amendment No. 169 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AB Bond Fund, Inc. We are making this filing solely for the purpose of changing the Portfolio's name, investment objective and investment policies (with respect to restrictions on maturity and duration).

            Please direct any comments or questions to Paul M. Miller or the undersigned at (202) 737-8833.

                                             Sincerely,


                                             /s/ Lancelot A. King
                                             --------------------
                                                 Lancelot A. King

Attachment

cc:   Paul M. Miller